Disclosures About Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	$ 331,128	$ 346,420
State and municipal securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	31,270	14,264
Fair Value Measurements Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	331,128	346,420
Loans held for sale	10,135	9,466
Other assets	26,672	17,331
Total assets at fair value	367,935	373,217
Fair Value Measurements Recurring [Member] | Mortgage-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	191,915	171,069
Fair Value Measurements Recurring [Member] | Asset-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	31,034	30,520
Fair Value Measurements Recurring [Member] | State and municipal securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	31,270	14,264
Fair Value Measurements Recurring [Member] | Quoted Market Prices in an Active Market (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Loans held for sale	0	0
Other assets	0	0
Total assets at fair value	0	0
Fair Value Measurements Recurring [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | Mortgage-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | Asset-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Market Prices in an Active Market (Level 1) [Member] | State and municipal securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	331,128	346,420
Loans held for sale	10,135	9,466
Other assets	0	0
Total assets at fair value	341,263	355,886
Fair Value Measurements Recurring [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | Mortgage-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	191,915	171,069
Fair Value Measurements Recurring [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | Asset-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	31,034	30,520
Fair Value Measurements Recurring [Member] | Models with Significant Observable Market Parameters (Level 2) [Member] | State and municipal securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	31,270	14,264
Fair Value Measurements Recurring [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Loans held for sale	0	0
Other assets	26,672	17,331
Total assets at fair value	26,672	17,331
Fair Value Measurements Recurring [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | Mortgage-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | Asset-backed Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member] | State and municipal securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	76,909	130,567
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises [Member] | Quoted Market Prices in an Active Market (Level 1) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises [Member] | Models with Significant Observable Market Parameters (Level 2) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	76,909	130,567
Fair Value Measurements Recurring [Member] | U.S. Government Sponsored Enterprises [Member] | Models with Significant Unobservable Market Parameters (Level 3) [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Total investment securities available-for-sale	$ 0	$ 0